UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019

13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3605

Signature, Place and Date of Signing:


/s/ Steven Rohlfing         New York, New York            February 13, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]          [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: $259,718
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

          Form 13 F Table
          December 31, 2002

             COL 1                            COL 3    COL 4    COL 5        COL 6       COL 6       COL 7     COL 8        COL 8

Security                                               Market              Investment  Investment    Other     Voting       Voting
Symbol    Security                            Cusip    Value    Shares     Discretion  Discretion  Managers  Authority    Authority
                                                                              SOLE       SHARED                SOLE       SHARED
PVN       Providian Financial Corp.         74406A102  50,238   7,740,777   7,239,747    501,030      NO     7,239,747    501,030
CVC       Cablevision Systems Corp.         12686C109  22,967   1,371,974   1,281,665     90,309      NO     1,281,665     90,309
BFT       Bally Total Fitness Hldgs         05873K108  22,581   3,184,941   2,980,486    204,455      NO     2,980,486    204,455
FLM       Fleming Companies Inc             339130106  20,435   3,110,306   2,872,695    237,611      NO     2,872,695    237,611
MGAM      Multimedia Games Inc              625453105  17,098     622,661     599,413     23,248      NO       599,413     23,248
VVTV      ValueVision International Inc.    92047K107  15,676   1,046,462     991,164     55,298      NO       991,164     55,298
WTM       White Mountains Ins. Grp.         G9618E107   9,529      29,500      27,519      1,981      NO        27,519      1,981
T         AT&T Corp                         001957505   6,537     250,354     233,486     16,868      NO       233,486     16,868
HPQ       Hewlett-Packard Co.               428236103   6,076     350,000     326,542     23,458      NO       326,542     23,458
HUM       Humana, Inc.                      444859102   5,987     598,650     558,315     40,335      NO       558,315     40,335
BSC       Bear Sterns Companies             073902108   5,940     100,000      93,286      6,714      NO        93,286      6,714
NEM       Newmont Mining Corp.              651639106   5,806     200,000     186,570     13,430      NO       186,570     13,430
RDA       Readers Digest Association        755267101   5,532     366,388     341,702     24,686      NO       341,702     24,686
OMX       OfficeMax, Inc.                   67622M108   5,456   1,091,200   1,017,814     73,386      NO     1,017,814     73,386
GREY      Grey Global Group Inc.            39787M108   5,372       8,790       8,219        571      NO         8,219        571
HD        Home Depot Inc.                   437076102   4,804     200,000     186,486     13,514      NO       186,486     13,514
SV        Stilwell Financial                47102X105   4,405     337,000     314,308     22,692      NO       314,308     22,692
702702    Pass-Through Amortizing
AD3       Credit Card Trust                 702702AD3   4,157   5,000,000   5,000,000          0      NO     5,000,000          0
SONC      Sonic Corp                        835451105   4,098     200,000     186,572     13,428      NO       186,572     13,428
FDP       Fresh Del Monte Products Inc      G36738105   3,039     160,700     149,907     10,793      NO       149,907     10,793
SFD       Smithfield Foods Inc              832248108   2,976     150,000     139,891     10,109      NO       139,891     10,109
PNC       PNC Financial Services Group Inc  693475105   2,619      62,500      58,309      4,191      NO        58,309      4,191
BAC       Bank Of America                   060505104   2,616      37,600      35,079      2,521      NO        35,079      2,521
STI       Suntrust Banks Inc                867914103   2,596      45,600      42,542      3,058      NO        42,542      3,058
NCC       National City Corp.               635405103   2,560      93,700      87,417      6,283      NO        87,417      6,283
KEY       Keycorp                           493267108   2,529     100,600      93,853      6,747      NO        93,853      6,747
WM        Washington Mutual                 939322103   2,497      72,300      67,452      4,848      NO        67,452      4,848
LEH       Lehman Brothers Holdings          524908100   2,036      38,200      38,200          0      NO        38,200          0
USB       U.S. Bancorp                      902973304   1,995      94,000      87,695      6,305      NO        87,695      6,305
AOL       America Online                    00184A105   1,965     150,000     139,927     10,073      NO       139,927     10,073
NXLC      Nextwave Telecom B                65332M103   1,856     806,779     761,631     45,148      NO       761,631     45,148
FBF       FleetBoston Financial Corp.       339030108   1,750      72,000      67,174      4,826      NO        67,174      4,826
LSMM      Laser Mortgage Mgt., Inc.         51806D100   1,245     957,600     886,476     71,124      NO       886,476     71,124
KZL       Kerzner International Ltd         P6065Y107   1,004      50,000      50,000          0      NO        50,000          0
UNCA      Radio Unica Communications Corp   75040Q106     602   2,005,402   1,900,767    104,635      NO     1,900,767    104,635
74406A    Providian Financial Corp.
1AA       Call 1-03 Strike 5                74406A1AA   2,748      18,954      18,026        928      NO        18,026        928
29255U    Encompass Services Corp
AC8       10.5% Due 05-01-09                29255UAC8     391  19,530,000  18,529,000  1,001,000      NO     8,529,000  1,001,000

02740.0001 #384532